Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	FPA PERENNIAL FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000732041
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 07, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 07, 2012
FPA Perennial Fund, Inc. (Prospectus Summary) | FPA Perennial Fund, Inc. | FPA Perennial Fund, Inc.
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FPPFX